Expense Example - LGM Risk Managed Total Return Fund - LGM Risk Managed Total Return Fund Institutional Class	Sep. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 822
Expense Example, with Redemption, 3 Years	1,373
Expense Example, with Redemption, 5 Years	1,949
Expense Example, with Redemption, 10 Years	$ 3,503